Organization and Business Description (Details)			12 Months Ended
		Jan. 09, 2026 CNY (¥)	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 CNY (¥) shares	Nov. 26, 2025	Jul. 31, 2025 USD ($) shares	May 15, 2025 shares
Organization and Business Description [Line Items]
Date of incorporation			Nov. 15, 2024
Ordinary shares, value | ¥				¥ 1,000,000
Interest-free loans | ¥		¥ 900,000
Capital contributions repayable by transferring their equity interests | ¥		¥ 100,000
Mr. Sasaki. [Member]
Organization and Business Description [Line Items]
Ownership percentage					90.00%
Hairihan Tong [Member]
Organization and Business Description [Line Items]
Ownership percentage					10.00%
CTW Cayman [Member]
Organization and Business Description [Line Items]
Ownership percentage			96.00%	96.00%
Class A Ordinary Share [Member]
Organization and Business Description [Line Items]
Ordinary shares, shares issued (in Shares) | shares			52,616,000	52,616,000		48,000,000
Ordinary shares, value | $	[1]		$ 5,053			$ 4,800
Class B Ordinary Share [Member]
Organization and Business Description [Line Items]
Ordinary shares, shares issued (in Shares) | shares			12,000,000	12,000,000		12,000,000
Ordinary shares, value | $			$ 1,200			$ 1,200
Mr. Ryuichi Sasaki [Member]
Organization and Business Description [Line Items]
Percentage of voting power			98.50%
Mr. Ryuichi Sasaki [Member] | Class A Ordinary Share [Member]
Organization and Business Description [Line Items]
Ordinary shares, shares issued (in Shares) | shares							48,000,000

[1]	Shares issued include 2,086,952 Class A ordinary shares held by Futu Trustee Limited in the Company’s share incentive reserve that had not been delivered to award holders as of July 31, 2026; these shares are not considered outstanding (Note 15).